Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

Note 10: Related Party Transactions

Merchant Alliances

A substantial portion of the Company’s business within the Retail and Alliance Services and International segments is conducted through merchant alliances. Merchant alliances are alliances between the Company and financial institutions. If the Company has majority ownership and management control over an alliance, then the alliance’s financial statements are consolidated with those of the Company and the related processing fees are treated as an intercompany transaction and eliminated upon consolidation. If the Company does not have a controlling ownership interest in an alliance, it uses the equity method of accounting to account for its investment in the alliance. As a result, the Company’s consolidated revenues include processing fees charged to alliances accounted for under the equity method. No directors or officers of the Company have ownership interests in any of the alliances. The formation of each of these alliances generally involves the Company and the bank contributing contractual merchant relationships to the alliance and a cash payment from one owner to the other to achieve the desired ownership percentage for each. The Company and the bank contract a long-term processing service agreement as part of the negotiation process. This agreement governs the Company’s provision of transaction processing services to the alliance.

The Company negotiated all agreements with the alliance banks. Therefore, all transactions between the Company and its alliances were conducted at arm’s length; nevertheless, accounting guidance defines a transaction between the Company and an equity method investee as a related party transaction requiring separate disclosure in the financial statements of the Company. Accordingly, the revenue associated with these related party transactions are presented on the face of the Consolidated Statements of Operations.

Management Agreement

First Data has a management agreement with affiliates of KKR (the “Management Agreement”) pursuant to which KKR provides management, consulting, financial and other advisory services to the Company. Pursuant to the Management Agreement, KKR receives an aggregate annual management fee and reimbursement of out-of-pocket expenses incurred in connection with the provision of services. The Management Agreement has an initial term expiring on December 31, 2019, provided that the term will be extended annually thereafter unless the Company provides prior written notice of its desire not to automatically extend the term. The Management Agreement provides that KKR also is entitled to receive a fee equal to a percentage of the gross transaction value in connection with certain subsequent financing, acquisition, disposition and change of control transactions, as well as a termination fee based on the net present value of future payment obligations under the Management Agreement in the event of an initial public offering or under certain other circumstances. The Management Agreement terminates automatically upon the consummation of an initial public offering and may be terminated at any time by mutual consent of the Company and KKR. The Management Agreement also contains customary exculpation and indemnification provisions in favor of KKR and its affiliates. During 2012, 2011 and 2010, the Company incurred $20.1 million, $20.0 million and $20.5 million, respectively, of management fees.

All members of the Company’s Board of Directors are affiliated with KKR.

Transactions and Balances Involving Company Affiliates

In August 2010, the Company paid KKR Capital Markets LLC (“KCM”), an affiliate of KKR, $5 million for services rendered in arranging for the amendment of the Company’s credit agreement.

On November 17, 2010, the Company entered into a dealer manager agreement and fee letter (collectively the “Dealer Manager Agreement”) with, among others, KCM, pursuant to which KCM agreed to act as a dealer manager for the exchange of certain of the Company’s existing notes for new securities (the “Exchange”). Under the terms of the Dealer Manager Agreement, upon completion of the Exchange in December 2010, the Company paid $26.1 million to KCM.

On April 12, 2011, the Company entered into an Amended and Restated Engagement Letter with KCM and others, pursuant to which KCM agreed to assist in arranging and coordinating the Company’s request for an extension of the maturity of certain commitment and loans under its senior secured lending facility.  The Company paid KCM $1.25 million in April 2011 for such services.

On April 13, 2011, the Company entered into a Purchase Agreement with, among others, KCM, in which KCM agreed to serve as one of the initial purchasers for an offering of secured notes and receive a portion of the underwriting commission for the offering.  Under the terms of the agreement, the Company paid underwriting commissions of $0.5 million to KCM.

On February 28, 2012, the Company entered into an Amended and Restated Engagement Letter with KCM and others, pursuant to which KCM agreed to assist in arranging and coordinating the Company’s request for an extension of the maturity of certain commitments and loans under its senior secured lending facility.  The Company paid KCM $0.6 million for such services.

In 2012 and January 2013, KCM assisted the Company in arranging and coordinating the Company’s request for an extension of the maturity of certain commitments and loans under its senior secured lending facility.  The Company paid KCM $2.4 million for such services.  Also during 2012 and January 2013, the Company entered into purchase agreements in which KCM agreed to serve as one of the initial purchasers for offerings of secured notes and receive a portion of the underwriting commissions for the offerings.  Under the terms of the agreements, the Company paid underwriting commissions to KCM of $8.6 million.

During 2012, 2011 and 2010, the Company paid $12.3 million, $12.0 million and $7.3 million, respectively, of expenses to Capstone Consulting LLC, a consulting company that works exclusively with KKR’s portfolio companies, for consulting, financial and other advisory services provided to the Company.